Intangible Assets, Net - Additional Information (Detail) - Software developed [member] R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs related to Software in development	$ 127	R$ 421
Borrowing costs, capitalization percentage	3.00%	3.00%